Share-Based Compensation - Schedule of Changes in the RSUs Relating to Class A Ordinary Shares Granted (Details) - RSU's [Member]	6 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Awarded and unvested beginning balance | shares
Weighted average grant date fair value, Awarded and unvested beginning balance | $ / shares
Number of RSUs, Granted | shares	360,000
Weighted average grant date fair value, Granted | $ / shares	$ 8.4
Number of RSUs, Vested | shares	(20,000)
Weighted average grant date fair value, Vested | $ / shares	$ (8.4)
Number of RSUs, Awarded and unvested ending balance | shares	340,000
Weighted average grant date fair value, Awarded and unvested ending balance | $ / shares	$ 8.4